UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 29, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA TREASURY MONEY MARKET TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 29, 2008

[GRAPHIC OMITTED]
USAA EAGLE LOGO (R)



                      USAA TREASURY MONEY MARKET Trust(R)


                      3RD QUARTER Portfolio of Investments


                                February 29, 2008











                                                                      (Form N-Q)


48474-0408                                   (C)2008, USAA. All rights reserved.
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                                                                               1
  P O R T F O L I O
======================---------------------------------------------------------
                         of INVESTMENTS (in thousands)


USAA TREASURY MONEY MARKET TRUST
FEBRUARY 29, 2008 (UNAUDITED)




 PRINCIPAL
    AMOUNT     SECURITY                                                 VALUE
 ----------------------------------------------------------------------------

               U.S. TREASURY BILLS (44.3%)(A)
$  3,000       2.97%, 3/13/2008                                       $ 2,997
   3,000       2.96%, 4/10/2008                                         2,990
   5,000       2.43%, 4/17/2008                                         4,984
  10,000       2.05%, 4/24/2008                                         9,969
   5,000       3.09%, 5/08/2008                                         4,971
   5,000       3.12%, 5/15/2008                                         4,967
  10,000       2.04%, 5/22/2008                                         9,954
  10,000       2.18%, 5/29/2008                                         9,945
  10,000       2.25%, 6/12/2008                                         9,923
  10,000       2.08%, 6/19/2008                                         9,936
  10,000       2.08%, 6/26/2008                                         9,932
   3,000       2.45%, 7/03/2008                                         2,975
  10,000       2.28%, 7/10/2008                                         9,921
   5,000       2.29%, 7/24/2008                                         4,954
                                                                    ---------
               Total U.S. Treasury Bills (cost: $98,418)              98,418
                                                                    ---------



               REPURCHASE AGREEMENTS (55.7%)
  39,000       Credit Suisse First Boston Corp., 2.50%,
                  acquired 2/29/2008 and due 3/03/2008 at $39,000
                  (collateralized by $39,110 of Government
                  National Mortgage Assn.(b),  6.00%, due
                  11/15/2037; market value $39,781)                    39,000
  42,532       Deutsche Bank Securities, 1.80%, acquired 2/29/2008
                  and due 3/03/2008 at $42,532 (collateralized by
                  $29,374 of U.S. Treasury, 8.13%, due 5/15/21;
                  $1,692 of U.S. Treasury, 3.63%(c), due 10/31/09;
                  combined market value $43,383)                       42,532
  42,000       UBS Securities LLC, 1.75%, acquired on 2/29/2008
                  and due 3/03/2008 at $42,000 (collateralized
                  by $83,692 of U.S. Treasury, 7.63% - 8.75%(d),
                  due 8/15/2020 - 11/15/2022; market value $42,842)    42,000
                                                                  -----------
               Total Repurchase Agreements (cost: $123,532)           123,532
                                                                  -----------


               TOTAL INVESTMENTS (COST: $221,950)                 $   221,950
                                                                  ===========

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  N O T E S
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                       to Portfolio of INVESTMENTS


USAA TREASURY MONEY MARKET TRUST
FEBRUARY 29, 2008 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Treasury Money Market Trust (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Repurchase agreements are valued at cost, which approximates market value.

3. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

C. As of February 29, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.
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                       to Portfolio of INVESTMENTS
                       (continued)


USAA TREASURY MONEY MARKET TRUST
FEBRUARY 29, 2008 (UNAUDITED)

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $221,861,000 at February 29, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Securities offered at a discount to face value rather than at a stated coupon rate. Rates represent the discount rates at purchase date.
(b) Mortgage-backed securities issued by Government National Mortgage Association (GNMA) are supported by the full faith and credit of the U.S. government.
(c) Rates for U.S. Treasury notes represent the stated coupon payment rate at time of issuance.
(d) Zero-coupon security. Rate represents the effective yield at the date of purchase.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 29, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    APRIL 21, 2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    APRIL 23, 2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    APRIL 23, 2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.